Investments in Associates and Joint Ventures - Details of Investments in Significant Associates and Joint Ventures (Parenthetical) (Detail)			1 Months Ended			12 Months Ended
	Jul. 31, 2019	Mar. 31, 2019	Aug. 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Dec. 31, 2019		Dec. 31, 2018
Snow Corporation [member]
Disclosure of investments in associates and joint ventures [line items]
Percentage of ownership	34.00%		29.20%			29.20%	[1]	34.00%	[1]
LINE Mobile Corporation [member]
Disclosure of investments in associates and joint ventures [line items]
Percentage of ownership		49.00%		40.00%		40.00%	[2]	49.00%	[2]
PT Bank KEB Hana Indonesia [member]
Disclosure of investments in associates and joint ventures [line items]
Percentage of ownership					20.00%	20.00%	[3]

[1]	In August 2019, Snow Corporation, an associate of the Group, issued new shares through a third-party allotment. As a result, the Group’s ownership interest in Snow Corporation decreased from 34.0% to 29.2%. As the Group still has significant influence on Snow Corporation, the investment is accounted for under the equity method.
[2]	In April 2019, LINE Mobile Corporation, a subsidiary of the Group, issued its new shares through a third-party allotment. As a result, the Group’s ownership interest in LINE Mobile Corporation decreased from 49.0% to 40.0%. As the Group still has significant influence on LINE Mobile Corporation, the investment is accounted for under the equity method.
[3]	In March 2019, the Group acquired 20.0% of PT. Bank KEB Hana Indonesia’s total number of outstanding shares in order to establish a business partnership in banking business. As the Group has significant influence, but not control over PT. Bank KEB Hana Indonesia, the investment is accounted for under the equity method.